THE ADVISORS' INNER CIRCLE FUND


INDEPENDENCE SMALL CAP PORTFOLIO
ANNUAL REPORT                                                   OCTOBER 31, 2002

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INDEPENDENCE
 INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                        INDEPENDENCE
                                                       SMALL CAP PORTFOLIO
                                                       OCTOBER 31, 2002
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                               TABLE OF CONTENTS
--------------------------------------------------------------------------
Shareholders' Letter ................................................    1

Statement of Net Assets .............................................    4

Statement of Operations .............................................    8

Statement of Changes in Net Assets ..................................    9

Financial Highlights ................................................   10

Notes to Financial Statements .......................................   11

Report of Independent Accountants ...................................   16

Trustees and Officers of The Advisors' Inner Circle Fund ............   18

Shareholder Voting Results ..........................................   26

Notice to Shareholders ..............................................   27
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
THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

October 31, 2002

Dear Shareholders:

The twelve months ended October 31, 2002 were difficult ones for almost all stock market participants. Every one of the major indices recorded double digit declines. For most of the year, small capitalization stocks outperformed their larger counterparts due to relatively attractive valuation levels and growth prospects. The Portfolio's results were well ahead of both the small and large cap benchmarks. The Portfolio returned (3.59%) versus (11.57%) for the Russell 2000 Index and (15.11%) for the S&P 500 Index.

Considering our largely "bottom up" investment process, our performance was primarily a function of changes in the prices of specific individual holdings. On the plus side were PENN NATIONAL GAMING, benefiting from expansion at it largest facility in West Virginia, and J. JILL, traditionally a catalog merchant now expanding into retail stores. Our losers, however, outweighed our winners. This was partly attributable to the market climate, but also reflected fundamental disappointments. Of particular note were OMGROUP, a specialty chemical company whose stock nosedived based on significantly lowered earnings expectations and controversy regarding the company's activities in the Republic of Congo, and FLOWSERVE, a supplier of flow control products that is experiencing weaker demand from its chemical, power, and industrial customers.

One year ago, the conventional wisdom was that as the impact of 9/11 grew more distant, stocks would be buoyed by an economic pick-up in the second half of 2002. While the economy has bounced back, corporate profit growth has been disappointing and the focus now is on the possibility of a "double dip" recession. In our opinion, even with a heightened level of uncertainty and conflicting signals, the economy remains on track for modest growth in the fourth quarter, followed next year by expansion on the order of a 2.5% gain in real GDP. As investors become more confident in such a recovery and if the geopolitical risks do not intensify, the market should respond favorably. We continue to believe that small stocks are trading at relatively attractive valuations.

Sincerely,


Charles S. Glovsky, CFA
Senior Vice President

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                           TEN LARGEST EQUITY HOLDINGS
                       (AS A PERCENTAGE OF THE PORTFOLIO)

        1. W Holding (3.7%)                6. FMC (3.2%)
        2. Scholastic (3.7%)               7. Duane Reade (3.1%)
        3. Yellow (3.6%)                   8. DaVita (2.9%)
        4. Genessee & Wyoming (3.4%)       9. Penn National Gaming (2.9%)
        5. Waste Connections (3.3%)       10. Network Associates (2.9%)


                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000 INDEX is an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

RUSSELL 2000 VALUE INDEX contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

S&P'S SMALLCAP 600 INDEX is an unmanaged capitalization-weighted index representing all major industries in the small-cap segment of the U.S. stock market.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------
Growth of a $10,000 Investment
[LINE CHART]
Periods ended on October 31st

            INDEPENDENCE SMALL CAP PORTFOLIO     RUSSELL 2000 INDEX       RUSSELL 2000 VALUE INDEX    S&P SMALL CAP 600 INDEX
12/16/98*   10,000                                10,000                    10,000                       10,000
1999         9,439                                10,278                     9,508                        9,969
2000        14,638                                12,068                    11,153                       12,489
2001        13,186                                10,535                    12,129                       11,686
2002        12,713                                 9,316                    11,822                       11,244

                          AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                  Annualized                        Annualized
     One Year                       3 Year                         Inception to
     Return**                      Return**                           Date**
--------------------------------------------------------------------------------
      -3.59%                        10.43%                             6.39%
--------------------------------------------------------------------------------

*  Beginning of operations. Index comparisons began on 11/30/98.

** If the adviser and/or Portfolio service providers had not limited certain expenses, the Portfolio's total return would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                                 INDEPENDENCE
                                                                SMALL CAP PORTFOLIO
                                                                OCTOBER 31, 2002
-----------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 93.6%
                                                             SHARES        VALUE
                                                            --------    ----------
AEROSPACE/DEFENSE EQUIPMENT -- 2.0%
   Armor Holdings* ......................................     11,800    $  180,658
   Triumph Group* .......................................      1,900        46,778
                                                                        ----------
                                                                           227,436
                                                                        ----------
AUTOMOTIVE -- 2.4%
   Superior Industries International ....................      6,400       271,808
                                                                        ----------
BANKING -- 11.0%
   Brookline Bancorp ....................................     14,100       159,612
   Fidelity National ....................................     20,900       177,650
   First Charter ........................................     11,400       193,116
   First Community Bancorp ..............................      9,100       286,650
   W Holding ............................................     23,400       415,818
                                                                        ----------
                                                                         1,232,846
                                                                        ----------
CAPITAL EQUIPMENT -- 1.4%
   Terex* ...............................................     13,000       151,580
                                                                        ----------
CHEMICALS -- 7.8%
   Cambrex ..............................................      9,700       270,048
   FMC* .................................................     12,000       367,080
   RPM International ....................................     15,800       237,948
                                                                        ----------
                                                                           875,076
                                                                        ----------
COMPUTERS & SERVICES -- 6.1%
   MSC.Software* ........................................     27,200       152,320
   Network Associates* ..................................     20,400       324,156
   Progress Software* ...................................     16,200       202,176
                                                                        ----------
                                                                           678,652
                                                                        ----------
DEFENSE & AEROSPACE -- 1.0%
   Engineered Support Systems ...........................      2,300       112,539
                                                                        ----------
ELECTRONICS -- 2.3%
   Excel Technology* ....................................     14,100       260,286
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 INDEPENDENCE
                                                                SMALL CAP PORTFOLIO
                                                                OCTOBER 31, 2002
-----------------------------------------------------------------------------------
COMMON STOCK -- CONTINUEd
                                                             SHARES        VALUE
                                                            --------    ----------
ENTERTAINMENT -- 5.0%
   Boyd Gaming* .........................................     21,100    $  233,366
   Penn National Gaming* ................................     15,800       327,755
                                                                        ----------
                                                                           561,121
                                                                        ----------
ENVIRONMENTAL SERVICES -- 3.4%
   Waste Connections* ...................................     10,300       376,774
                                                                        ----------
FOOD, BEVERAGE & TOBACCO -- 2.5%
   Chiquita Brands International* .......................     23,000       281,520
                                                                        ----------
GAS/NATURAL GAS -- 1.5%
   Western Gas Resources ................................      5,000       165,550
                                                                        ----------
INSURANCE -- 3.4%
   Philadelphia Consolidated Holding* ...................      6,900       231,288
   UICI* ................................................     10,300       150,174
                                                                        ----------
                                                                           381,462
                                                                        ----------
MACHINERY -- 5.4%
   Clarcor ..............................................      4,400       136,004
   Cooper Cameron* ......................................      5,000       233,100
   Flowserve* ...........................................     19,700       230,884
                                                                        ----------
                                                                           599,988
                                                                        ----------
MEASURING DEVICES -- 2.6%
   FEI* .................................................     13,300       213,465
   Trimble Navigation* ..................................      6,100        79,904
                                                                        ----------
                                                                           293,369
                                                                        ----------
MEDICAL PRODUCTS & SERVICES -- 8.2%
   DaVita* ..............................................     13,900       333,183
   Invacare .............................................      5,300       167,480
   Respironics* .........................................      5,200       166,088
   Select Medical* ......................................     19,400       251,036
                                                                        ----------
                                                                           917,787
                                                                        ----------
PETROLEUM & FUEL PRODUCTS -- 2.6%
   Newfield Exploration* ................................      8,200       286,918
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 INDEPENDENCE
                                                                SMALL CAP PORTFOLIO
                                                                OCTOBER 31, 2002
-----------------------------------------------------------------------------------
COMMON STOCK -- CONCLUDED
                                                             SHARES        VALUE
                                                            --------    ----------
PRINTING & PUBLISHING -- 5.8%
   John H. Harland ......................................     12,000    $  229,800
   Scholastic* ..........................................      9,400       415,010
                                                                        ----------
                                                                           644,810
                                                                        ----------
PROFESSIONAL SERVICES -- 2.4%
   Jacobs Engineering Group* ............................      8,700       263,523
                                                                        ----------
RAILROADS -- 3.4%
   Genesee & Wyoming* ...................................     17,500       383,250
                                                                        ----------
RETAIL -- 7.0%
   Cost Plus* ...........................................      6,300       182,077
   Duane Reade* .........................................     18,300       352,092
   Talbots ..............................................      8,900       246,708
                                                                        ----------
                                                                           780,877
                                                                        ----------
TRUCKING -- 3.6%
   Yellow* ..............................................     14,500       401,505
                                                                        ----------
WATER UTILITIES -- 2.8%
   Philadelphia Suburban ................................     14,600       313,754
                                                                        ----------
   Total Common Stock
      (Cost $10,922,626)                                                10,462,431
                                                                        ----------

 MONEY MARKETS -- 7.5%
   SEI Daily Income Trust, Money Market Fund ............    514,752       514,752
   SEI Daily Income Trust, Prime Obligations Fund .......    327,979       327,979
                                                                        ----------
   TOTAL MONEY MARKETS
      (Cost $842,731) ...................................                  842,731
                                                                        ----------
   TOTAL INVESTMENTS -- 101.1%
      (Cost $11,765,357) ................................               11,305,162
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 INDEPENDENCE
                                                                SMALL CAP PORTFOLIO
                                                                OCTOBER 31, 2002
-----------------------------------------------------------------------------------

                                                                            VALUE
                                                                         ----------
OTHER ASSETS AND LIABILITIES -- (1.1)%
   Payable for Advisory Fees ............................              $    (3,308)
   Payable for Administrative Fees ......................                  (10,616)
   Other Assets and Liabilities, Net ....................                 (114,206)
                                                                       -----------
   Total Other Assets and Liabilities, Net ..............                 (128,130)
                                                                       -----------

 NET ASSETS CONSIST OF:
   Paid in Capital ......................................              $11,150,896
   Accumulated Net Realized Gain ........................                  486,331
   Net Unrealized Depreciation ..........................                 (460,195)
                                                                       -----------
   Total Net Assets-- 100.0% ............................              $11,177,032
                                                                       ===========

   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization-- no par value) ..........                1,360,472
   NET ASSET VALUE, Offering and Redemption Price Per Share                  $8.22
                                                                             =====
   * NON-INCOME PRODUCING SECURITY


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 INDEPENDENCE
                                                                SMALL CAP PORTFOLIO
                                                                FOR THE YEAR ENDED
                                                                OCTOBER 31, 2002
-----------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends ..........................................................   $    34,466
Interest ...........................................................         8,925
Less: Foreign Taxes Withheld .......................................          (426)
                                                                       -----------
   TOTAL INCOME ....................................................        42,965
                                                                       -----------
EXPENSES
Investment Advisory Fees ...........................................       100,666
Administrative Fees ................................................        85,168
Shareholder Servicing Fees .........................................         8,713
Transfer Agent Fees ................................................        28,675
Printing Fees ......................................................        31,861
Call Center Fees ...................................................         8,489
Audit Fees .........................................................        15,050
Legal Fees .........................................................        14,640
Trustees' Fees .....................................................         6,091
Custodian Fees .....................................................         3,778
Registration and Filing Fees .......................................        14,866
Other Expenses .....................................................         6,291
                                                                       -----------
   TOTAL EXPENSES ..................................................       324,288
Less:
Waiver of Investment Advisory Fees .................................       (54,391)
                                                                       -----------
   NET EXPENSES BEFORE EXPENSE OFFSET ..............................       269,897
                                                                       -----------
Expense Offset -- Note A ...........................................           (47)
                                                                       -----------
   NET EXPENSES AFTER EXPENSE OFFSET ...............................       269,850
                                                                       -----------
NET INVESTMENT LOSS ................................................      (226,885)
                                                                       -----------
NET REALIZED GAIN ..................................................       726,619
NET CHANGE IN UNREALIZED DEPRECIATION ..............................    (1,276,705)
                                                                       -----------
NET LOSS ON INVESTMENTS ............................................      (550,086)
                                                                       -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $  (776,971)
                                                                       ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 INDEPENDENCE
                                                                SMALL CAP PORTFOLIO
-----------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     YEAR ENDED
                                                        OCTOBER 31,    OCTOBER 31,
                                                            2002           2001
                                                        -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Loss ..............................   $  (226,885)   $  (221,665)
   Net Realized Gain ................................       726,619      3,953,082
   Net Change in Unrealized Depreciation ............    (1,276,705)    (6,271,147)
                                                        -----------   ------------
   NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ......................      (776,971)    (2,539,730)
                                                        -----------   ------------
DISTRIBUTIONS:
   Net Realized Gain ................................    (3,744,417)      (258,278)
                                                        -----------   ------------
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
   Issued ...........................................     4,400,433      5,949,718
   In Lieu of Cash Distributions ....................     3,730,529        252,742
   Redeemed .........................................    (2,310,035)   (17,746,224)
                                                        -----------   ------------
   NET INCREASE (DECREASE) FROM
     CAPITAL SHARE TRANSACTIONS: ....................     5,820,927    (11,543,764)
                                                        -----------   ------------
         TOTAL INCREASE (DECREASE) ..................     1,299,539    (14,341,772)
                                                        -----------   ------------
NET ASSETS:
   Beginning of Period ..............................     9,877,493     24,219,265
                                                        -----------   ------------
   End of Period ....................................   $11,177,032   $  9,877,493
                                                        ===========   ============

SHARES ISSUED AND REDEEMED:
   Shares Issued ....................................       443,027        402,600
   In Lieu of Cash Distributions ....................       393,101         20,802
   Redeemed .........................................      (235,826)    (1,317,270)
                                                        -----------   ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING: ...       600,302       (893,868)
                                                        ===========   ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                  INDEPENDENCE
                                                                 SMALL CAP PORTFOLIO
-------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      INSTITUTIONAL CLASS SHARES
                                                  ------------------------------------
                                                                         DECEMBER 16,
                                      YEAR ENDED  YEAR ENDED  YEAR ENDED  1998*** TO
                                      OCTOBER 31, OCTOBER 31, OCTOBER 31, OCTOBER 31,
                                          2002        2001        2000        1999
                                      ----------- ----------- ----------- -----------
Net Asset Value, Beginning of Period    $  12.99    $ 14.64     $   9.44    $ 10.00
                                         -------     ------      -------    -------
Income from Investment Operations:
    Net Investment Loss .............      (0.16)     (0.29)       (0.12)     (0.09)
   Net Realized and Unrealized
      Gain (Loss) ...................       0.36(1)   (1.17)        5.32      (0.47)
                                         -------     ------      -------    -------
   Total from Investment Operations .       0.20      (1.46)        5.20      (0.56)
                                         -------     ------      -------    -------
Distributions:
Net Realized Gain ...................      (4.97)     (0.19)          --         --
                                         -------     ------      -------    -------
Net Asset Value, End of Period ......    $  8.22     $12.99      $ 14.64    $  9.44
                                         =======     ======      =======    =======

TOTAL RETURN+ .......................      (3.59)%    (9.92)%      55.08%     (5.60)%**
                                         =======     ======      =======    =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)    $11,177     $9,877      $24,219    $15,893
Ratio of Expenses to Average Net Assets     2.28%++    1.97%++      1.39%++    1.85%*,++
Ratio of Net Investment Loss to
   Average Net Assets ...............      (1.92)%    (1.54)%      (0.95)%    (1.11)%*
Portfolio Turnover Rate .............         92%        65%          84%        91%

  *  ANNUALIZED
 **  NOT ANNUALIZED
***  COMMENCEMENT OF OPERATIONS
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIODS INDICATED.
 ++ THE EXPENSE RATIOS FOR THESE PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS. HAD THESE FEES NOT BEEN WAIVED AND/OR REIMBURSED, THE RATIOS WOULD HAVE BEEN 2.69%, 2.07%, 1.49%, AND 1.95% FOR THE PERIODS ENDED 2002, 2001, 2000, AND 1999, RESPECTIVELY.
(1) THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002 FOR A SHARE OUT-STANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASE OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 portfolios. The financial statements herein are those of the Independence Small Cap Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

     On June 7, 2002, the shareholders of the UAM Independence Small Cap Portfolio (the "UAMPortfolio"), a series of the UAM Funds, Inc., (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Independence Small Cap Portfolio (the "Reorganization").
The Reorganization took place on June 24, 2002.

     A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

         2. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

     the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         3. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

         4. OTHER: Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits. The UAM Funds' custodian agreement with JP Morgan Chase and Co. was terminated on June 24, 2002 due to the Reorganization. Consequently the expense offset arrangement for custodian balance credits was terminated.

         5. IMPLEMENTATION OF NEW ACCOUNTING STANDARDS: The Portfolio implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

     B. INVESTMENT ADVISORY SERVICES: Effective February 2, 2001, under the terms of an investment advisory agreement, Independence Investment LLC (the "Adviser"), an affiliate of John Hancock Financial Services, Inc., began providing investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.85% of average daily net assets of the Portfolio. Effective June 24, 2002, the Portfolio contractually agreed to waive and/or reimburse fees in order to limit total expenses at 1.85% of average daily net assets. Previously, total expenses were not limited; however, the Adviser agreed to limit their fees to 0.75% of the average daily net assets of the Portfolio for the period November 1, 2001 through June 23, 2002.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

     C. ADMINISTRATIVE SERVICES: The Trust and SEI Investments Global Funds Services (formerly SEI Investments Mutual Funds Services, the "Administrator" or "SEI") are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

Prior to June 24, 2002, the UAM Funds and SEI were parties to an Administration Agreement dated April 1, 2001, under which the Administrator provided the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.073% of the average daily net assets of the Portfolio and an annual base fee of no more than $54,500.

     D. DISTRIBUTION SERVICES: The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement. Prior to June 24, 2002, the UAM Funds and Funds Distributor, Inc., were parties to a Distribution Agreement dated April 1, 2001. Funds Distributor, Inc. received no fees for its distribution services under this agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     E. SHAREHOLDER SERVICING FEES: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Effective June 24, 2002, due to the Reorganization, these agreements were terminated and new agreements were executed with the Trust.

     F. TRANSFER AGENT: DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

     G. PURCHASES AND SALES: For the the year ended October 31, 2002, the Portfolio made purchases of $12,182,373 and sales of $10,468,381 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. FEDERAL TAX INFORMATION: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences resulted in reclassification of a $226,885 increase to undistributed net investment income and a $226,885 decrease to accumulated net realized gain. These book and tax differences were solely attributable to net operating losses which can not be carried forward for Federal income tax purposes. These reclassifications had no effect on net assets or net asset value.

     Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.
     The tax character of dividends and distributions paid during the last two years were as follows:

                          ORDINARY               LONG-TERM
                           INCOME              CAPITAL GAIN            TOTAL
                          --------             ------------         ----------
2002                      $277,590              $3,466,827          $3,744,417
2001                       258,278                  --                258,278

As of October 31, 2002, the components of Distributable Earnings were as follows:

     Undistributed Ordinary Income                                  $ 309,169
     Undistributed Long-Term Capital Gain                             207,678
     Net Unrealized Depreciation                                     (490,711)
                                                                    ----------
     Total Distributable Earnings                                   $  26,136
                                                                    ==========

     For Federal income tax purposes, the cost of securities owned at October 31, 2002, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2002, were as follows:

                                                             NET UNREALIZED
          FEDERAL           APPRECIATED      DEPRECIATED      APPRECIATION
         TAX COST           SECURITIES       SECURITIES      (DEPRECIATION)
      ---------------     ---------------  ---------------   ---------------
        $11,795,873         $1,073,656      $(1,564,367)       $(490,711)

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

     I. LINE OF CREDIT: The UAM Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enabled them to participate in a $100 million unsecured line of credit with several banks. During the period November 1, 2001 through June 24, 2002 the UAM Portfolio had no borrowings under this agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     J. OTHER: At October 31, 2002, 77% of total shares outstanding were held by two record shareholders, each owning 10% or greater of the aggregate total shares outstanding.

     K. TRANSACTIONS WITH AFFILIATES: Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center, formerly UAM Shareholder Service Center ("PBHGSSC"), whereby PBHGSSC began providing shareholder services to the UAMFunds. Pursuant to the agreement, the UAMFunds paid PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account, annually. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Portfolio has entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Portfolio. The Distributor received no fees for the period ended October 31, 2002.

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Independence Small Cap Portfolio

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Independence Small Cap Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period December 16, 1998 (commencement of operations) through October 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
December 13, 2002

                       This page intentionally left blank

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested per


                                                    TERM OF
                              POSITION(S)          OFFICE AND
    NAME, ADDRESS,             HELD WITH            LENGTH OF                  PRINCIPAL OCCUPATION(S)
         AGE 1                THE TRUST           TIME SERVED 2                  DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY                  Trustee           (Since 1993)             Vice Chairman of Ameritrust Texas N.A.,
75 yrs. old                                                                1989-1992, and MTrust Corp., 1985-1989.

--------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON             Trustee           (Since 1993)             Pennsylvania State University, Senior Vice
75 yrs. old                                                                President, Treasurer (Emeritus); Financial
                                                                           and Investment Consultant, Professor of
                                                                           Transportation since 1984; Vice President-
                                                                           Investments, Treasurer, Senior Vice President
                                                                           (Emeritus), 1982-1984. Director,
                                                                           Pennsylvania Research Corp.
--------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS                Trustee           (Since 1993)             Private investor from 1987 to present. Vice
73 yrs. old                                                                President and Chief Financial officer, Western
                                                                           Company of North America (petroleum ser-
                                                                           vice company), 1980-1986. President of Gene
                                                                           Peters and Associates (import company),
                                                                           1978-1980. President and Chief Executive
                                                                           Officer of Jos. Schlitz Brewing Company
                                                                           before 1978.
--------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY                 Trustee           (Since 1994)             Partner, Dechert Price & Rhoads, September
71 yrs. old                                                                1987-December 1993.








--------------------------------------------------------------------------------------------------------------------------


        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
    OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
         MEMBER            HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY                40      Trustee of The Arbor Funds,
75 yrs. old                           The MDL Funds, and The
                                      Expedition Funds.
--------------------------------------------------------------------------------
ROBERT A. PATTERSON           40      Member and Treasurer, Board of
75 yrs. old                           Trustees of Grove City College.
                                      Trustee of The Arbor Funds,
                                      The MDL Funds, and The
                                      Expedition Funds.


--------------------------------------------------------------------------------
EUGENE B. PETERS              40      Trustee of The Arbor Funds,
73 yrs. old                           The MDL Funds, and The
                                      Expedition Funds.





--------------------------------------------------------------------------------
JAMES M. STOREY               40      Trustee of The Arbor Funds,
71 yrs. old                           The MDL Funds, The Expedition Funds, SEI
                                      Asset Allocation Trust, SEI Daily Income
                                      Trust, SEI Index Funds, SEI
                                      Institutional International Trust, SEI
                                      Institutional Investments Trust, SEI
                                      Institutional Managed Trust, SEI
                                      Insurance Products Trust, SEI Liquid
                                      Asset Trust and SEI Tax Exempt Trust.

--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.




                                     18 & 19

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                              TERM OF
                                    POSITION(S)              OFFICE AND
    NAME, ADDRESS,                   HELD WITH                LENGTH OF               PRINCIPAL OCCUPATION(S)
         AGE 1                      THE TRUST               TIME SERVED 2               DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.               Trustee               (Since 1999)          Chief Executive Officer, Newfound
60 yrs. old                                                                       Consultants Inc. since April 1997. General
                                                                                  Partner, Teton Partners, L.P., June 1991-
                                                                                  December 1996; Chief Financial Officer,
                                                                                  Nobel Partners, L.P., March 1991-December
                                                                                  1996; Treasurer and Clerk, Peak Asset
                                                                                  Management, Inc., since 1991.






------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                     Chairman               (Since 1991)          Currently performs various services on behalf
56 yrs. old                        of the Board                                   of SEI Investments for which Mr. Nesher is
                                    of Trustees                                   compensated. Executive Vice President of SEI
                                                                                  Investments, 1986-1994. Director and
                                                                                  Executive Vice President of the Administrator
                                                                                  and the Distributor, 1981-1994.




------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN                      Trustee               (Since 1992)          Partner, Morgan, Lewis & Bockius LLP
1701 Market Street                                                                (law firm), counsel to the Trust, SEI Investments,
Philadelphia, PA 19103                                                            the Administrator and the Distributor. Director
62 yrs. old                                                                       of SEI Investments since 1974; Secretary of
                                                                                  SEI Investments since 1978.





------------------------------------------------------------------------------------------------------------------------------------


                            NUMBER OF
                           PORTFOLIOS
                        IN THE ADVISORS'
                        INNER CIRCLE FUND
    NAME, ADDRESS,      OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
         AGE 1               MEMBER            HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.       40      Trustee, Navigator Securities Lending
60 yrs. old                           Trust, since 1995. Trustee of The
                                      Fulcrum Trust. Trustee of The Arbor
                                      Funds, The MDL Funds, The
                                      Expedition Funds, SEI Asset
                                      Allocation Trust, SEI Daily
                                      Income Trust, SEI Index Funds,
                                      SEI Institutional International Trust,
                                      SEI Institutional Investments Trust,
                                      SEI Institutional Managed Trust,
                                      SEI Insurance Products Trust,
                                      SEI Liquid Asset Trust and SEI
                                      Tax Exempt Trust.
-----------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER              40      Trustee of The Arbor Funds, Bishop
56 yrs. old                           Street Funds, The Expedition Funds,
                                      The MDL Funds, SEI Asset Allocation
                                      Trust, SEI Daily Income Trust, SEI
                                      Index Funds, SEI Institutional
                                      International Trust, SEI Institutional
                                      Investments Trust, SEI Institutional
                                      Managed Trust, SEI Insurance Products
                                      Trust, SEI Liquid Asset Trust and SEI
                                      Tax Exempt Trust.
-----------------------------------------------------------------------------
WILLIAM M. DORAN              40      Trustee of The Arbor Funds, The
1701 Market Street                    MDL Funds, The Expedition Funds,
Philadelphia, PA 19103                SEI Asset Allocation Trust, SEI Daily
62 yrs. old                           Income Trust, SEI Index Funds, SEI
                                      Institutional International Trust, SEI
                                      Institutional Investments Trust, SEI
                                      Institutional Managed Trust, SEI
                                      Insurance Products Trust, SEI Liquid
                                      Asset Trust and SEI Tax Exempt Trust.

-----------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.



                                     20 & 21

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)





                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF                PRINCIPAL OCCUPATION(S)
         AGE 1                      THE TRUST                    TIME SERVED 2                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES R. FOGGO                       President                   (Since 2000)           Vice President and Assistant Secretary
38 yrs. old                                                                             of SEI Investments since 1998; Vice
                                                                                        President and Assistant Secretary of
                                                                                        SEI Investments Global Funds Services
                                                                                        and SEI Investments Distribution Co.
                                                                                        since 1999; Associate, Paul, Weiss,
                                                                                        Rifkind, Wharton & Garrison (law firm),
                                                                                        1998; Associate, Baker & McKenzie
                                                                                        (law firm), from 1995-1998.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA         Controller and Chief              (Since 2001)           Director, SEI Funds Accounting since
33 yrs. old                      Financial Officer                                      November 1999; Audit Manager, Ernst
                                                                                        & Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Secretary          (Since 2001)           Vice President and Assistant Secretary of
40 yrs. old                                                                             SEI Investments Global Funds Services and
                                                                                        SEI Investments Distribution Co. since
                                                                                        January 2001; Shareholder/Partner,
                                                                                        Buchanan Ingersoll Professional Corporation
                                                                                        from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN     Vice President and Assistant Secretary     (Since 1995)           Senior Vice President and General Counsel
36 yrs. old                                                                             of SEI Investments; Senior Vice President,
                                                                                        General Counsel and Secretary of SEI
                                                                                        Investments Global Funds Services and
                                                                                        SEI Investments Distribution Co. since
                                                                                        2000; Vice President and Assistant
                                                                                        Secretary of SEI Investments, SEI Global
                                                                                        Funds Services and SEI Investments
                                                                                        Distribution Co. from 1999-2000;
                                                                                        Associate, Dewey Ballantine (law firm)
                                                                                        from 1994-1995.

------------------------------------------------------------------------------------------------------------------------------------


                                   NUMBER OF
                                  PORTFOLIOS
                               IN THE ADVISORS'
                               INNER CIRCLE FUND
    NAME, ADDRESS,             OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
         AGE 1                      MEMBER            HELD BY BOARD MEMBER 3
-----------------------------------------------------------------------------
OFFICERS
--------

JAMES R. FOGGO                       N/A                       N/A
38 yrs. old







-----------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA               N/A                       N/A
33 yrs. old

-----------------------------------------------------------------------------
SHERRY K. VETTERLEIN                 N/A                       N/A
40 yrs. old




-----------------------------------------------------------------------------
TODD B. CIPPERMAN                    N/A                       N/A
36 yrs. old
-----------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.




                                     22 & 23

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------



                                                        TERM OF
                               POSITION(S)             OFFICE AND
    NAME, ADDRESS,              HELD WITH               LENGTH OF            PRINCIPAL OCCUPATION(S)
         AGE 1                 THE TRUST              TIME SERVED 2            DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------

LYDIA A. GAVALIS           Vice President and         (Since 1998)       Vice President and Assistant Secretary
38 yrs. old                Assistant Secretary                           of SEI Investments, SEI Investments
                                                                         Global Funds Services and SEI Investments
                                                                         Distribution Co. since 1998; Assistant
                                                                         General Counsel and Director of Arbitration,
                                                                         Philadelphia Stock Exchange from 1989-1998.
-----------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO        Assistant Vice President      (Since 2000)       Vice President and Assistant Secretary of SEI
34 yrs. old              and Assistant Secretary                         Investments Global Funds Services and SEI
                                                                         Investments Distribution Co. since 1999;
                                                                         Associate, Dechert (law firm) from 1997-1999;
                                                                         Associate, Richter, Miller & Finn (law firm)
                                                                         from 1994-1997.
-----------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI      Assistant Vice President      (Since 2000)       Vice President and Assistant Secretary of
34 yrs. old                   and Secretary                              SEI Investments Global Funds Services and
                                                                         SEI Investments Distribution Co. since 2000;
                                                                         Vice President, Merrill Lynch & Co. Asset
                                                                         Management Group from 1998 - 2000; Associate
                                                                         at Pepper Hamilton LLP from 1997-1998.
-----------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH    Vice President and         (Since 2000)       Vice President and Assistant Secretary of SEI
42 yrs. old                Assistant Secretary                           Investments Global Funds Services and SEI
                                                                         Investments Distribution Co. since 1999;
                                                                         Associate at White and Williams LLP
                                                                         from 1991-1999.
-----------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH              Vice President and         (Since 2001)       Vice President and Assistant Secretary of SEI
31 yrs. old                Assistant Secretary                           Investments Global Funds Services and SEI
                                                                         Investments Distribution Co. since 2001;
                                                                         Associate at Howard Rice Nemorvoski
                                                                         Canady Falk & Rabkin from 1998-2001;
                                                                         Associate at Seward & Kissel from 1996-1998.
-----------------------------------------------------------------------------------------------------------------------------

                             NUMBER OF
                            PORTFOLIOS
                         IN THE ADVISORS'
                         INNER CIRCLE FUND
    NAME, ADDRESS,       OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
         AGE 1                MEMBER            HELD BY BOARD MEMBER 3
------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------

LYDIA A. GAVALIS                N/A                    N/A
38 yrs. old




------------------------------------------------------------------------
TIMOTHY D. BARTO                N/A                    N/A
34 yrs. old




------------------------------------------------------------------------
WILLIAM E. ZITELLI              N/A                    N/A
34 yrs. old




------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         N/A                    N/A
42 yrs. old



------------------------------------------------------------------------
JOHN C. MUNCH                   N/A                    N/A
31 yrs. old




------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

24 & 25

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

SHAREHOLDER VOTING RESULTS (UNAUDITED)

SHAREHOLDER MEETING
A special meeting of the shareholders of the UAM Independence Small Cap Portfolio (the "UAM Portfolio") was held on June 7, 2002 to vote on the following matter:

PROPOSAL To approve (i) the transfer of all of the assets and all of the liabilities of the UAM Portfolio to a corresponding series of The Advisors' Inner Circle Fund (the "AIC Trust") in exchange for certain shares of such series of the AIC Trust (each an "AIC Portfolio") as set forth in an Agreement and Plan of Reorganization and Liquidation dated February 20, 2002 between UAMFunds, Inc. and AIC Trust; (ii) the distribution of share of each AIC Portfolio so received to the shareholders of the corresponding UAM Portfolio;
(iii) the transfer of all of the assets and all of the liabilities of the company to the AIC Trust; and (iv) the subsequent dissolution of UAM Funds, Inc. under Maryland law.

                                                                % OF SHARES
                             SHARES VOTED  % OF SHARES VOTED    OUTSTANDING
                             ------------  -----------------    -----------
     FOR                        637,461          99.91%            54.18%
     AGAINST                        405           0.06%             0.03%
     ABSTAIN                        150           0.03%             0.01%

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS (UNAUDITED)

For the year ended October 31, 2002 the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders is 22.19%. The Independence Small Cap Portfolio designated $3,466,827 as a long-term capital gain dividend for the purpose of the dividend paid deduction on its Federal income tax return.

                                      NOTES

                                      NOTES

THE ADVISORS' INNER CIRCLE FUND                              INDEPENDENCE
                                                             SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                        INDEPENDENCE SMALL CAP PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121

                                    ADVISER:
                           Independence Investment LLC
                                 Exchange Place
                                 53 State Street
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








This information must be preceded or accompanied by a current prospectus for the Portfolio described.

IND-AR-001-0100